Contract balances and Other liabilities (Details Textual) ₨ in Thousands	12 Months Ended
Mar. 31, 2020 INR (₨)
Statement [Line Items]
Contract Costs Capitalised	₨ 130,584
Contract costs Amortized	₨ 141,604